NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of non-current assets and in disposal groups held for sale - Non-current assets or disposal groups classified as held for sale [member] - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of non-current assets and in disposal groups held for sale [Line Items]
Aircraft	$ 482,806	$ 265
Engines and rotables	1,943	5,299
Other liabilities	401	204
Total	$ 485,150	$ 5,768